Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Profit for the year	$ 210,962		$ 181,460		$ 161,397
Adjustments for:
Depreciation and amortization	106,370		111,884		108,902
Reversal of prior impairment charges	0		(27,909)		0
Amortization of deferred debt issuance cost	2,452		2,628		2,972
Loss on disposal of property, plant and equipment	0		0		18
Gain on sale of vessels	(52,943)		0		0
Capitalized interest	(9,614)		(2,953)		0
Net loss on derivative instruments at fair value	170		0		504
Compensation related to options and restricted stock	4,380		4,290		3,233
Net foreign exchange differences	320		10		(32)
Gain on modification of debt	0		0		(693)
Changes in operating assets and liabilities:
Accounts receivable and accrued revenues	(406)		22,133		(16,383)
Capitalized voyage expenses	766		99		250
Prepaid expenses	(2,479)		6,358		(3,007)
Accounts payable and accrued expenses	(1,592)		2,790		(5,232)
Deferred shipping revenues	5,259		1,745		222
Inventories	13,006		(3,882)		(738)
Net cash provided by operating activities	276,650		298,654		251,411
Cash flows from investing activities
Investment in vessels	(111,125)		(6,687)		(128,081)
Investment in vessels under construction	(198,511)		(90,196)		0
Proceeds from sale of vessels	143,521		0		0
Proceeds from sale of derivatives	0		0		3,256
Investment in other property, plant and equipment	(306)		(149)		(152)
Net cash used in investing activities	(166,421)		(97,032)		(124,977)
Cash flows from financing activities
Cash dividends paid	(118,913)		(161,396)		(186,672)
Acquisition of non-controlling interests	(6,131)		0		0
Dividends paid to non-controlling interest	0		0		(590)
Repayment principal element of lease liability	(1,407)		(1,390)		(1,424)
Issuance of long-term debt	298,023		85,000		339,633
Purchase of treasury shares	0		(13,196)		(18,808)
Repayment of long-term debt	(281,066)		(106,927)		(309,902)
Net cash used in financing activities	(109,495)		(197,908)		(177,763)
Net increase/(decrease) in cash and cash equivalents	734		3,713		(51,329)
Net foreign exchange difference	157		(308)		119
Cash and cash equivalents at beginning of period	78,143	[1],[2]	74,738		125,948
Cash and cash equivalents at end of period	79,034	[1],[2]	78,143	[1],[2]	74,738
Specification of items included in operating activities:
Interest paid	21,444		31,257		29,480
Interest received	$ 3,142		$ 3,842		$ 5,076

[1]	Cash and cash equivalents include $389 thousand in restricted cash in 2025 and $339 thousand in restricted cash in 2024, including employee withholding tax.
[2]	Amounts carried at amortized cost.